DWS Government and Agency Securities Portfolio Annual Fund Operating Expenses - Government Cash Managed Shares [Member] - DWS Government and Agency Securities Portfolio - Government Cash Managed Shares
Jul. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.43%